Stockholder’s Equity (Details Narrative)				1 Months Ended			3 Months Ended					9 Months Ended		12 Months Ended
	Feb. 13, 2023	Oct. 05, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Feb. 29, 2024 USD ($) $ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Nov. 30, 2022 shares	Sep. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 shares	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Feb. 24, 2023 $ / shares	May 31, 2022 USD ($) $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized							10,000,000					10,000,000		10,000,000
Preferred stock, par value | $ / shares							$ 0.00001					$ 0.00001		$ 0.00001
Conversion ratio of series A convertible preferred stock into common shares							10					10
Common stock, shares authorized							100,000,000					100,000,000		100,000,000	100,000,000
Common stock, par or stated value per share | $ / shares							$ 0.00001					$ 0.00001		$ 0.00001	$ 0.00001
Shares issued in conversion of debt															205,984
Shares, issued for services					7,692
Value, issued for services | $					$ 50,000						$ 50,000			$ 50,000
Weighted-average grant-date fair value of options granted | $ / shares												$ 2.83	$ 3.20	$ 3.15
Compensation expense | $							$ 201,571		$ 116,410			$ 726,363	$ 475,465
Unrecognized compensation expense | $							$ 1,084,000					$ 1,084,000		$ 861,000
Weighted average period term												1 year 6 months		1 year 10 months 24 days
Warrant shares																92,859
Class of Warrant or Right, Outstanding							5,581,728					5,581,728		3,796,164
Preferred Stock Dividends and Other Adjustments | $												$ 16,774
Preferred stock value | $							$ 1					$ 1		$ 1	$ 1
Conversion of convertible notes value | $															$ 226,138
Shares issued in exercise of warrant										436,533
Warrant exercised												14,285
Proceeds from exercise of warrant | $										$ 1,494,658		$ 105,816	$ 1,494,658	$ 1,494,658
Number of options, exercised
Compensation expense related to stock options | $														$ 592,268	$ 2,010
Share based compensation granted															56,629
Warrants reclassified fair value | $															$ 11,097
Warrant cancelled															263,826
Equity Option [Member]
Class of Stock [Line Items]
Fair value of warrants | $														$ 1,445,200	$ 585,500
Prior Agreements And New Agreements [Member]
Class of Stock [Line Items]
Shares cancelled															112,225
2022 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Original life						10 years
Twenty Twenty Two Equity Incentive Plan [Member]
Class of Stock [Line Items]
Original life						10 years
Award authorized but unissued														441,500
Increased payment award, percentage						15.00%
Warrant [Member]
Class of Stock [Line Items]
Number of warrants excluded from EPS calculation												5,307,444	3,796,164
Antidilutive securities														3,521,880	927,373
Common Stock [Member]
Class of Stock [Line Items]
Shares, issued for services					7,692						7,692			7,692
Value, issued for services | $					$ 50,000						$ 1			$ 1
Antidilutive securities												849,427	507,717	527,717	69,217
Number of shares issued								1,247,092			1,297,318			1,297,318
Shares issued in exercise of warrant								508,814		436,533				436,533	39,879
Common Stock [Member] | Exchange Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Conversion of convertible securities, shares		734,492
Common Stock [Member] | License Agreement [Member]
Class of Stock [Line Items]
Number of shares issued															39,879
Warrant [Member]
Class of Stock [Line Items]
Issue price per share | $ / shares				$ 3.782
Exercise price of warrant | $ / shares				$ 4.16	$ 4.27													$ 1.00
Compensation expense | $														$ 39,265	$ 338,142
Warrant shares				1,507,139	276,452
Expiration term				5 years	5 years											5 years
Warrants to purhcase common stock							204,033					204,033			51,941
Class of Warrant or Right, Outstanding							72,419					72,419
Net loss available to common stockholders | $												$ 5,794
Compensation expense related to warrants | $							$ 0		$ 5,050			$ 3,007	$ 35,712
Warrant exercised										436,533
Original life														10 years
Fair value of warrants | $														$ 39,300
Share based compensation granted														3,195,906	415,247	431,659
Vesting description														vest over varying periods up to 24 months from the grant date
Warrants shares vested														27,867		0
Intrinsic value | $														$ 39,265
Warrants shares vested															350,908
Fair value value of warrants vested | $															$ 337,269
Warrants reclassified fair value | $															$ 11,097
Warrant shares, forfeited															42,057			99,000
Warrant shares, forfeited | $															$ 1,883
Warrant cancelled			200,000
Warrant unissued			50,735
Warrant unissued, fair value | $			$ 11,097
Warrant [Member] | Advisors [Member]
Class of Stock [Line Items]
Fair value of warrants | $																$ 12,462
Share based compensation granted																200,000
Warrant [Member] | Convertible Bridge Debt Agreements [Member]
Class of Stock [Line Items]
Expiration term																5 years
Warrants to purhcase common stock																92,859
Fair value of warrants | $																$ 12,980
Warrant [Member] | New Agreements [Member]
Class of Stock [Line Items]
Exercise price of warrant | $ / shares																		$ 2.50
Warrants to purhcase common stock																		115,185
Fair value of warrants | $																		$ 15,412
Tradable Warrant [Member]
Class of Stock [Line Items]
Exercise price of warrant | $ / shares					$ 7.80
Warrant shares					1,297,318
Expiration term					5 years
Warrants to purhcase common stock							100					100
Non Tradable Warrant [Member]
Class of Stock [Line Items]
Exercise price of warrant | $ / shares					$ 8.125
Warrant shares					1,297,318
Expiration term					5 years
Warrants to purhcase common stock							7,500					7,500
Class of Warrant or Right, Outstanding							1,289,818					1,289,818
Prefunded warrant [Member]
Class of Stock [Line Items]
Exercise price of warrant | $ / shares							$ 0.001					$ 0.001
Pre-funded warrants issued in offering												478,429
Unvested Warrants [Member]
Class of Stock [Line Items]
Weighted average period term														2 months 12 days
Unrecognized compensation expense | $							$ 0					$ 0		$ 3,000
Warrant One [Member]
Class of Stock [Line Items]
Warrant shares, forfeited																		195,000
Warrant One [Member] | New Agreements [Member]
Class of Stock [Line Items]
Exercise price of warrant | $ / shares																		$ 2.50
Warrants to purhcase common stock																		225,000
Fair value of warrants | $																		$ 64,978
Tradeable Warrants [Member]
Class of Stock [Line Items]
Sale of stock and warrant, description					Each Unit consisted of one share of the Company’s common stock, one tradeable warrant (each, a “Tradeable Warrant,” collectively, the “Tradeable Warrants”) to purchase one share of common stock at an exercise price of $7.80 per share
Exercise price of warrant | $ / shares					$ 7.80
Non Tradeable Warrants [Member]
Class of Stock [Line Items]
Sale of stock and warrant, description					one non-tradeable warrant (each, a “Non-tradeable Warrant,” collectively, the “Non-tradeable Warrants”; together with the Tradeable Warrants, each, a “Warrant,” collectively, the “Warrants”) to purchase one share of the Company’s common stock at an exercise price of $8.125.
Exercise price of warrant | $ / shares					$ 8.125
IPO [Member]
Class of Stock [Line Items]
Sale of shares					1,297,318
Issue price per share | $ / shares					$ 6.50
Gross proceeds | $					$ 8,400,000
Shares issued in conversion of debt					331,166
Reverse stock split	completed a 1-for-7 reverse split of our common stock				completed a 1-for-7 reverse split of our common stock
IPO [Member] | Common Stock [Member]
Class of Stock [Line Items]
Reverse stock split					1-for-7 reverse split
IPO [Member] | Warrant [Member] | Debt Holders [Member]
Class of Stock [Line Items]
Exercise price of warrant | $ / shares					$ 4.27
Expiration term					5 years
Warrants issued					276,452
IPO [Member] | Warrant [Member] | Underwriters [Member]
Class of Stock [Line Items]
Exercise price of warrant | $ / shares					$ 8.125
Expiration term					4 years
Warrants issued					18,000
IPO [Member] | Tradeable Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrant | $ / shares					$ 7.80
Expiration term					5 years
Warrants issued					1,297,318
IPO [Member] | Non Tradeable Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrant | $ / shares					$ 8.125
Expiration term					5 years
Warrants issued					1,297,318
Underwritten Public Offering [Member]
Class of Stock [Line Items]
Sale of shares				1,247,092
Exercise price of warrant | $ / shares				$ 4.16
Gross proceeds from offering | $				$ 6,500,000
Exercise price of the prefunded warrant | $ / shares																	$ 0.001
Underwritten Public Offering [Member] | Prefunded Warrants [Member]
Class of Stock [Line Items]
Pre-funded warrants issued in offering				478,429
Underwritten Public Offering [Member] | Warrant [Member]
Class of Stock [Line Items]
Sale of shares				1,725,521
Over-Allotment Option [Member]
Class of Stock [Line Items]
Warrant Reprice | $ / shares				$ 3.782
Over-Allotment Option [Member] | Warrant [Member]
Class of Stock [Line Items]
Exercise price of warrant | $ / shares							$ 4.16					$ 4.16
Warrant shares							218,382					218,382
Warrants to purhcase common stock							16,000					16,000
Class of Warrant or Right, Outstanding							1,709,521					1,709,521
Over-Allotment Option [Member] | Tradable Warrant [Member]
Class of Stock [Line Items]
Exercise price of warrant | $ / shares					$ 7.80
Warrant shares					153,409
Expiration term					5 years		5 years					5 years
Over-Allotment Option [Member] | Non Tradable Warrant [Member]
Class of Stock [Line Items]
Exercise price of warrant | $ / shares					$ 8.125
Warrant shares					153,409
Expiration term					5 years
Over-Allotment Option [Member] | Tradeable Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrant | $ / shares					$ 7.80
Expiration term					5 years
Warrants issued					153,409
Over-Allotment Option [Member] | Non Tradeable Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrant | $ / shares					$ 8.125
Expiration term					5 years
Warrants issued					153,409
Underwriters [Member] | Warrant [Member]
Class of Stock [Line Items]
Issue price per share | $ / shares				$ 3.782
Exercise price of warrant | $ / shares					$ 8.125		$ 4.16					$ 4.16
Warrant shares					18,000		90,428					90,428
Expiration term					4 years		5 years					5 years
Preferred Stock Dividends and Other Adjustments | $												$ 10,980
Fair value of warrants | $							$ 263,000					$ 263,000
Maximum [Member] | Twenty Twenty Two Equity Incentive Plan [Member]
Class of Stock [Line Items]
Award authorized but unissued						900,000
Investors [Member] | Minimum [Member]
Class of Stock [Line Items]
Equity method investment, ownership percentage							4.99%					4.99%
Investors [Member] | Minimum [Member] | Exchange Agreement [Member]
Class of Stock [Line Items]
Equity method investment, ownership percentage		4.99%
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized							5,500,000					5,500,000		5,500,000	5,500,000
Preferred stock, par value | $ / shares							$ 0.00001					$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, shares issued							73,449					73,449		73,449	73,449
Preferred stock, shares outstanding							73,449					73,449		73,449	73,449
Series A Convertible Preferred Stock [Member] | Exchange Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Conversion of convertible securities, shares		73,449
Common stock issuable on conversion		10
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued							73,449		73,449			73,449	73,449
Series A Preferred Stock [Member] | Exchange Agreement [Member]
Class of Stock [Line Items]
Conversion of convertible securities, shares															734,429
Series A Preferred Stock [Member] | Exchange Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Preferred stock value | $		$ 315,000